Financial assets and liabilities (Details Narrative) $ in Thousands											12 Months Ended
	Sep. 25, 2025 USD ($)	Aug. 28, 2025 USD ($)	Jun. 11, 2025 USD ($)	Nov. 04, 2024 USD ($)	Oct. 20, 2023 USD ($)	Sep. 17, 2023 USD ($)	Aug. 24, 2023 USD ($) shares	Oct. 13, 2022 ARS ($) shares	Jul. 31, 2020 USD ($)	Oct. 27, 2014 USD ($)	Dec. 31, 2025 ARS ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Jan. 05, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 19, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 18, 2023 USD ($)	Aug. 23, 2023 ARS ($)	Jun. 30, 2023	May 24, 2020	Jul. 23, 2019 USD ($)	Jun. 21, 2019 USD ($)	May 26, 2019 USD ($)	May 24, 2019 USD ($)	May 15, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jan. 17, 2018 USD ($)	Oct. 20, 2017 USD ($)	Nov. 29, 1996 USD ($)
IfrsStatementLineItems [Line Items]
Fixed interest rate											0.11448%					0.11448%
Trade and other receivables current											$ 320,407,780		$ 286,393,805
Bonds issued face value Class A						$ 37,232,818,000
Bonds issued face value Class B						$ 50,000,000
Additional bonds issued face value Class A					$ 10,000,000
Additional bonds issued face value		$ 89,067,309			$ 47,232,818,000
Additional bonds issued face value Class A		$ 39,067,309
Share purchase value during period											(8,536,133)		(5,009,195)
Borrowings											8,308,300
Non-cash transactions includes income for exposure to change in purchasing power of currency											132,049,923		550,174,607
Thermal Station Brigadier Lopez [Member]
IfrsStatementLineItems [Line Items]
Borrowings																$ 154,662,725,000
Trade and other receivables current											$ 884,757		1,163,887
Borrowings interest rate											5.00%					5.00%
C P L A Castellana S A U S A U [Member]
IfrsStatementLineItems [Line Items]
Borrowings																												$ 5,000,000		$ 100,050,000
LIBOR plus rate																												3.50%
Remaining LIBOR plus rate																												5.25%
Trade and other receivables current											$ 6,440,433		5,786,226
Borrowings											100,108,872		108,514,212
C P Achiras S A U [Member]
IfrsStatementLineItems [Line Items]
Borrowings																											$ 40,700,000		$ 50,700,000
LIBOR plus rate																											8.05%
Remaining fixed interest rate																											6.77%
Kreditansta Wiederaufbau [Member]
IfrsStatementLineItems [Line Items]
Borrowings																									$ 56,000,000
LIBOR plus rate																					1.15%
Borrowings											28,977,209		30,942,934
Vientos La Genoveva S A U [Member]
IfrsStatementLineItems [Line Items]
Borrowings																								$ 76,100,000
LIBOR plus rate																					6.50%
Trade and other receivables current											3,020,608		3,010,092
Borrowings											76,070,395		76,978,928
Banco De Galicia Y Buenos Aires S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings																							$ 37,500,000			$ 12,500,000
Vientos La Genoveva I I S A U [Member]
IfrsStatementLineItems [Line Items]
LIBOR plus rate																							5.95%
LIBOR plus rate																						8.50%
Borrowings											9,378,822		19,501,863
C P S A Notes Program [Member]
IfrsStatementLineItems [Line Items]
Bond principal			$ 1,000,000,000						$ 500,000,000
C P S A Shares Buyback Program [Member]
IfrsStatementLineItems [Line Items]
Bond principal	$ 20,000,000						$ 10,000,000
Repurchased shares | shares							2,299,993	252,034
Share purchase value during period								$ 254,501			$ 3,762,901									$ 4,754,694
Share price description											The maximum price to be paid is USD 11 per ADR on the NYSE and up to ARS 1,500 per share on BYMA, which was later increased to ARS 1,750 per share pursuant to a Board resolution dated October 23, 2025.	The maximum price to be paid is USD 11 per ADR on the NYSE and up to ARS 1,500 per share on BYMA, which was later increased to ARS 1,750 per share pursuant to a Board resolution dated October 23, 2025.
Share purchase during period | shares											2,756,000	2,756,000
Mitsubishi Corporation Loan [Member]
IfrsStatementLineItems [Line Items]
Borrowings																															$ 192,500,000
Borrowings											$ 48,716,391		45,359,218
Annual fixed percentage rate										0.25%	7.42%					7.42%
Accrued and accumulated interest amount										$ 66,061,897
Capital due date for amount										$ 120,605,058
Capital due date, description										an 18-year term, with a 12-month grace period, to be fully repaid before December 15, 2032
Minimum annual payment										$ 3,000,000
Equinor Wind Power A S [Member]
IfrsStatementLineItems [Line Items]
Annual fixed percentage rate																			9.00%
Borrowings																$ 62,199,879			$ 1,768,897
Interest amount																$ 8,983,951
Capital paid																			40,000,000
Banco Santander International [Member]
IfrsStatementLineItems [Line Items]
Borrowings																			$ 40,000,000
Borrowings													$ 55,028,882
Annual fixed percentage rate																			6.50%
Banco Santander S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings				$ 36,318
Loans accrue interest				7.00%
Maturity date				May 05, 2025
Vientos La Genoveva I I S. A. U [Member]
IfrsStatementLineItems [Line Items]
Borrowings																		$ 1,353,776
Loans accrue interest													7.00%					7.00%
I F C Loan [Member]
IfrsStatementLineItems [Line Items]
Borrowings																	$ 300
S O F R [Member]
IfrsStatementLineItems [Line Items]
Loans accrue interest																	4.00%
Borrowings												$ 5,720,000
S O F R [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Borrowings															$ 200
Loans accrue interest															5.00%
Tranche [Member]
IfrsStatementLineItems [Line Items]
Loans accrue interest																	4.15%
C V Oreceivables [Member]
IfrsStatementLineItems [Line Items]
Receivables collections											$ 97,854,739		$ 110,056,583	$ 110,205,495